Prepayments and other assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Prepayment and other assets
Loans receivable, net	¥ 32,546		¥ 38,631
Security deposits with real estate developers, net	74,705		110,910
Rental and other deposits, net	7,359		12,635	¥ 12,635
Other receivables	64,070		57,995
Prepayments and other assets, net	178,680		220,171
Current Portion	178,680	$ 26,676	220,171
Total prepayments and other assets, net	¥ 178,680		¥ 220,171